Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member] Adjusted [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Adjusted [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at September 30, 2021 (in shares) at Sep. 30, 2020		965,224
Balance at September 30, 2021 at Sep. 30, 2020		$ 965		$ 42,054,981	$ (43,556,437)	$ (1,500,491)
Net loss		$ 0		0	(6,240,482)	(6,240,482)
Vesting of restricted stock (in shares)		2,750
Vesting of restricted stock		$ 3		(3)		0
Stock-based compensation expense				496,066	0	496,066
Issuance of common stock and warrants, net of financing costs (in shares)		215,625
Issuance of common stock and warrants, net of financing costs		$ 216		6,219,017	0	6,219,233
Balance at September 30, 2022 (in shares) at Sep. 30, 2021		1,183,599
Balance at September 30, 2022 at Sep. 30, 2021		$ 1,184		48,770,061	(49,796,919)	(1,025,674)
Net loss		$ 0		0	(3,387,295)	(3,387,295)
Vesting of restricted stock (in shares)		1,375
Vesting of restricted stock		$ 1		(1)	0	0
Stock-based compensation expense		$ 0		397,470	0	397,470
Balance at September 30, 2022 (in shares) at Jun. 30, 2022		1,184,974
Balance at September 30, 2022 at Jun. 30, 2022		$ 1,185		49,167,530	(53,184,214)	(4,015,499)
Balance at September 30, 2021 (in shares) at Sep. 30, 2021		1,183,599
Balance at September 30, 2021 at Sep. 30, 2021		$ 1,184		48,770,061	(49,796,919)	(1,025,674)
Net loss		$ 0		0	(5,275,854)	(5,275,854)
Vesting of restricted stock (in shares)		2,000
Vesting of restricted stock		$ 2		(2)	0	0
Stock-based compensation expense				499,584	0	499,584
Issuance of common stock and warrants, net of financing costs (in shares)		63,833
Issuance of common stock and warrants, net of financing costs		$ 64		1,609,077	0	1,609,141
Balance at September 30, 2022 (in shares) at Sep. 30, 2022	1,252,734	1,249,432
Balance at September 30, 2022 at Sep. 30, 2022	$ 1,252	$ 1,249	$ 50,878,718	50,878,721	(55,072,773)	(4,192,803)
Balance at September 30, 2021 (in shares) at Mar. 31, 2022		1,184,599
Balance at September 30, 2021 at Mar. 31, 2022		$ 1,185		49,076,775	(52,137,384)	(3,059,424)
Net loss					(1,046,830)	(1,046,830)
Vesting of restricted stock (in shares)		375
Vesting of restricted stock		$ 0		0	0	0
Stock-based compensation expense				90,755		90,755
Balance at September 30, 2022 (in shares) at Jun. 30, 2022		1,184,974
Balance at September 30, 2022 at Jun. 30, 2022		$ 1,185		49,167,530	(53,184,214)	(4,015,499)
Balance at September 30, 2021 (in shares) at Sep. 30, 2022	1,252,734	1,249,432
Balance at September 30, 2021 at Sep. 30, 2022	$ 1,252	$ 1,249	$ 50,878,718	50,878,721	(55,072,773)	(4,192,803)
Net loss		$ 0		0	(4,525,640)	(4,525,640)
Vesting of restricted stock (in shares)		250
Vesting of restricted stock		$ 0		0	0	0
Stock-based compensation expense		$ 0		213,809	0	213,809
Issuance of common stock and warrants, net of financing costs (in shares)		20,210
Issuance of common stock and warrants, net of financing costs		$ 20		440,308	0	$ 440,328
Exchange of warrants into common stock (in shares)		12,019				0
Exchange of warrants into common stock		$ 13		49,265		$ 49,278
Balance at September 30, 2022 (in shares) at Jun. 30, 2023		1,285,213
Balance at September 30, 2022 at Jun. 30, 2023		$ 1,285		51,582,100	(59,598,413)	(8,015,028)
Balance at September 30, 2021 at Dec. 31, 2022						(4,192,803)
Net loss						(4,525,640)
Balance at September 30, 2022 (in shares) at Jun. 30, 2023		1,285,213
Balance at September 30, 2022 at Jun. 30, 2023		$ 1,285		51,582,100	(59,598,413)	(8,015,028)
Balance at September 30, 2021 (in shares) at Mar. 31, 2023		1,274,605
Balance at September 30, 2021 at Mar. 31, 2023		$ 1,275		51,387,943	(57,775,306)	(6,386,088)
Net loss					(1,823,107)	(1,823,107)
Stock-based compensation expense				41,259	0	41,259
Issuance of common stock and warrants, net of financing costs (in shares)		10,608
Issuance of common stock and warrants, net of financing costs		$ 10		152,898	0	152,908
Exchange of warrants into common stock (in shares)		0
Exchange of warrants into common stock		$ 0		0	0	0
Balance at September 30, 2022 (in shares) at Jun. 30, 2023		1,285,213
Balance at September 30, 2022 at Jun. 30, 2023		$ 1,285		$ 51,582,100	$ (59,598,413)	$ (8,015,028)